Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Share-based Compensation, Stock Options, Activity

The following table summarizes stock option activity during the years ended December 31, 2019 and 2018:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2018	-	-	-	-
Acquired in Merger	133,711	$36.42	3.88	-
Granted	214,239	5.58	9.72	-
Forfeited	(45,178)	11.64	-	-
Outstanding at December 31, 2018	302,772	18.3	7.20	-
Granted	99,072	2.32	9.09	-
Forfeited	(21,448)	13.09	-	-
Outstanding at December 31, 2019	380,396	$14.43	6.84	-

Schedule of Share-based Compensation

The following table sets forth total non-cash stock-based compensation for common stock, RSUs, options and warrants issued to employees and non-employees by operating statement classification for the years ended December 31, 2019 and 2018:

	Year ended December 31,
	2019	2018
Selling, general and administrative	$280,275	$82,436
Loss from operations of discontinued components, net of taxes	338,854	3,711,084
Total	$619,129	$3,793,520

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of the stock options granted during the year ended December 31, 2019 and 2018, was estimated at the date of grant using the Black-Scholes options pricing model with the following assumptions:

	For the year ended December 31,
	2019	2018
Fair value of common stock $	2.32	$1.62 - 13.26
Expected volatility	151.76%	118.10% - 151.79%
Dividend yield	-	-
Risk-free interest	2.70%	2.79% - 3.00%
Expected life (years)	5.5	5.13 - 5.50

Schedule of Common Stock Warrant Activity

A summary of the Company’s warrants to purchase common stock is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
January 1, 2018	146,358	$59.04	4.50
Acquired, H-1 warrants	50,744	29.04	1.55
Acquired, H-3 warrants	14,001	33.12	3.25
Granted, H-4 warrants	447,383	3.60	4.18
Granted, I warrants	73,178	13.80	2.30
Granted, Reload warrants	260,116	6.00	2.60
Granted, K warrants	277,778	0.06	*
Exercised, H-4 warrants	(260,116)	3.60	-
Retired, Merger warrants	(146,358)	59.04	-
Outstanding, December 31, 2018	863,084	$6.00	2.51
Exercised, K Warrants	(277,778)	0.06	-
Granted, H-5 warrants**	3,715,254	0.792	5.00
Outstanding, December 31, 2019	4,300,560	$1.77	5.06

* The Series K warrants do not have an expiration date.

** The Series H-5 warrants are exercisable beginning June 6, 2020. Of the 3,715,254 granted, 243,054 were granted to Palladium, see Note 10.

Series H Preferred Stock [Member]
Schedule of Payment of Preferred Stock

As of December 31, 2019, such payment would be calculated as follows at December 31, 2019:

Number of Series H Preferred Stock outstanding	8
Multiplied by the stated value	$154
Equals the gross stated value	$1,232
Divided by the conversion price	$36.96
Equals the convertible shares of common stock	33
Multiplied by the fair market value of common stock at December 31, 2019	$0.88
Equals the payment	$29

Series H-3 Preferred Stock [Member]
Schedule of Payment of Preferred Stock

As of December 31, 2019, such payment would be calculated as follows at December 31, 2019:

Number of Series H-3 Preferred Stock outstanding	2,189
Multiplied by the stated value	$138
Equals the gross stated value	$302,082
Divided by the conversion price	$33.12
Equals the convertible shares of common stock	9,121
Multiplied by the fair market value of common stock at December 31, 2019	$0.88
Equals the payment	$8,026

Series H-4 Preferred Stock [Member]
Schedule of Payment of Preferred Stock

As of December 31, 2019, such payment would be calculated as follows at December 31, 2019:

Number of Series H-4 Preferred Stock outstanding	5,028
Multiplied by the stated value	$235.50
Equals the gross stated value	$1,184,094
Divided by the conversion price	$2.826
Equals the convertible shares of common stock	419,000
Multiplied by the fair market value of common stock at December 31, 2019	$0.88
Equals the payment	$368,720

Series H-5 Preferred Stock [Member]
Schedule of Payment of Preferred Stock

As of December 31, 2019, such payment would be calculated as follows at December 31, 2019:

Number of Series H-5 Preferred Stock outstanding	34,722
Multiplied by the stated value	$72.00
Equals the gross stated value	$2,499,984
Divided by the conversion price	$0.72
Equals the convertible shares of common stock	3,472,200
Multiplied by the fair market value of common stock at December 31, 2019	$0.88
Equals the payment	$3,055,536